EARNING PER SHARE (Details)	3 Months Ended		9 Months Ended
	Mar. 31, 2024 USD ($) category $ / shares shares	Mar. 31, 2023 USD ($) category $ / shares shares	Mar. 31, 2024 USD ($) category $ / shares shares	Mar. 31, 2023 USD ($) category $ / shares shares
Numerator
Profit for the period (basic EPS) | $	$ 9,257,226	$ 28,145,878	$ 4,774,041	$ 20,487,429
Profit for the period (diluted EPS) | $	$ 9,257,226	$ 28,145,878	$ 4,774,041	$ 20,487,429
Denominator
Weighted average number of shares (basic EPS) | shares	62,837,668	62,002,011	62,837,668	62,002,011
Weighted average number of shares (diluted EPS) | shares	66,761,225	63,079,523	66,761,225	63,079,523
Basic profit attributable to ordinary equity holders of the parent | $ / shares	$ 0.1473	$ 0.4540	$ 0.0760	$ 0.3304
Diluted profit attributable to ordinary equity holders of the parent | $ / shares	$ 0.1387	$ 0.4462	$ 0.0715	$ 0.3248
Number of categories of dilutive potential shares | category	2	2	2	2